SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Total prepaid expenses and other current assets		$ 25,571,859	$ 16,067,467
Others [Member]
Total prepaid expenses and other current assets	[1]	824,371	1,182,671
Speedprop Global Sdn Bhd [Member]
Total prepaid expenses and other current assets	[2]	1,669,455	1,679,663
ARX Media Sdn Bhd [Member]
Total prepaid expenses and other current assets	[3]	10,489,799	11,207,178
Boring Lark Sdn Bhd [Member]
Total prepaid expenses and other current assets	[4]	1,694,018	1,704,376
Teclutions Sdn Bhd [Member]
Total prepaid expenses and other current assets	[5]	482,583	293,579
Sky Top Asis Pacific Limited [Member]
Total prepaid expenses and other current assets	[6]	9,000,000
Prime King Investment Limited [Member]
Total prepaid expenses and other current assets	[7]	$ 1,411,633

[1]	Prepayments to others primarily include prepayments to third-party vendors and service providers for domain renewal services, promotion and advertisement system integration services, rental deposits, and prepayment of taxes.
[2]	On June 19, 2022, the Company entered into an agreement with a third-party vendor, pursuant to which Speedprop Global Sdn. Bhd. (“Speedprop”) will help the Company develop the Augmented Reality (“AR”) travel guide app with key commercial objectives to provide personalized instant rebates, voucher distribution, and ad placements for merchants. Total contract price amounted to MYR10.8 million (approximately $2.3 million). As of March 31, 2024 and September 30, 2023, the Company had made prepayments of $1.7 million (MYR7.9 million), based on contracted payment terms and the progress of the app development. The remaining payments will be made when Speedprop completes the debugging and technical testing and delivers the app to the Company. However, as of the reporting date, the program was temporarily halted because the Company decided to continue with its own way of integration, and the Company plans to seek a waiver for an unpaid balance of $0.6 million (MYR2.9 million).
[3]	In order to upgrade the Company’s existing software and operating systems to increase the data processing capability, to diversify the Company’s business operation model, and to support its future business expansion, on August 1, 2022, the Company signed a contract with a third-party technology solution company, Media Sdn. Bhd. (“ARX”), to conduct software application design and development for the Company’s Virtual Reality Rebate Mall project. ARX is a full-stacked technology solution company specializing in design and development of application of AR, Mixed Reality, Virtual Reality (“VR”), Integrated Business Solution, and Internet of Things to help business entities stand out among the crowd. Pursuant to the contract, ARX will help the Company conduct market research, prepare a feasibility study, VR Mall Data Management system software conceptualization, visualization, system coding, testing, and debugging, and to initialize and rollout the application as a progressive web portal, which can be further developed into a mobile app to allow integration to various platforms. Total contract price for this project amounted to MYR13.5 million (approximately $2.9 million). As of March 31, 2024 and September 30, 2023, the Company had made a prepayment of $2.4 million (MYR11.4 million) based on contracted payment terms and the progress of the project. The remaining payment will be made when ARX completes the debugging and technical testing and delivers the application to the Company, which is expected to be in 2024. As of the report date, the program was paused to explore further potential enhancements.
[4]	On January 16, 2023, the Company entered into an agreement with a third-party vendor, Boring Lark Sdn Bhd. (“Boring Lark”), to conduct design and application development of an Artificial Intelligence Chatbot systems and also provide system maintenance services to the Company. A total contract price of $2.2 million (MYR10 million) will be paid to Boring Lark in four installments within the service term of one year, depending on the progress of the system application development project. Pursuant to the contract terms, from January 2023 to February 2023, the Company made the first two installment payments of $1.7 million (MYR8 million) to Boring Lark. As of the reporting date, the program is temporarily halted because the Company decided to continue with its own method of integration, and the Company plans to seek a waiver for the unpaid balance of $0.5 million (MYR2 million).
[5]	On January 17, 2023, the Company entered into an agreement with a third-party vendor, Teclutions Sdn. Bhd. (“Teclutions”), pursuant to which, Teclutions will utilize the VR technology to help the Company design a Conversational AI Chatbot system for integration of the mobile app and website. A total contract price of $0.1
[6]	On November 8, 2023, the Company entered into an agreement with a third-party vendor, Sky Top Asia Pacific Limited (“Sky Top”), pursuant to which, Sky Top will develop a AIGC videos to images (AI powered) system for the Company. A total contract price of $11.3 million will be paid to Sky Top in four installments depending on the progress of the system application development project. Pursuant to the contract terms, from November 2023 to March 2024, the Company made payments of $9 million to Sky Top. This system is currently in progress and is expected to be delivered to the Company in 2025.
[7]	On March 26, 2024, the Company entered into a debt transfer agreement with a third party, Prime King Investment Limited (“Prime King”). Under this agreement, Prime King will assume all rights, duties, and obligations related to the total debt of $1.4 million (MYR6.7 million) that certain customers owed to the Company, and Prime King will be responsible for paying the Company for the outstanding balance after deducting a fixed service fee of 3%.